Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings
Schedule of information relating to federal funds purchased and repurchase agreements
(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2016
Federal funds purchased	0.95%	0.65%	$346	$992	$992
Short-term repurchase agreements	0.20	0.17	36,193	56,710	30,023
Total			$36,539	$57,702	$31,015
2015
Federal funds purchased	0.70%	0.41%	$659	$937	$0
Short-term repurchase agreements	0.10	0.17	30,266	58,464	56,834
Total			$30,925	$59,401	$56,834

Schedule of other borrowings
(in thousands)			2016		2015
	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2016	$0	na%	$8,000	0.67%
		2017	40,900	0.90%	5,000	1.07%
		2018	27,000	1.80%	22,000	1.93%
		2019	10,000	1.50%	4,000	1.79%
		2020	11,000	1.95%	11,000	1.95%
		2021	4,000	1.71%
Other borrowings		2017	492	1.05%	0	na%
Total Bank			$93,392		$50,000
Subordinated notes	The Company	2034	$25,774	3.69%	$25,774	3.23%
		2035	23,712	2.82%	23,712	2.36%
Total Company			$49,486		$49,486